Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits									$ 78,988	$ 66,358	$ 62,303
Contributions to defined contribution plans									3,890	3,068	3,055
Expenses related to defined benefit plans									1,598	1,122	868
Equity-settled share based payment									41,487	39,745	44,716
Employee welfare expenses									3,873	3,274	3,215
Total	$ 34,456	$ 31,659	$ 32,564	$ 31,157	$ 28,216	$ 29,645	$ 28,745	$ 26,961	$ 129,836	$ 113,567	$ 114,157